U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.      Name and address of issuer:

              Tax Free Fund of Vermont, Inc.
              87 North Main Street
              Rutland, Vermont 05701-3257


2.  Name of each series or class of funds for which this notice is filed:

    Common Stock, $0.01 Par Value


3.  Investment Company Act File Number: 811-6328
    Securities Act File Number: 33-41043


4(a)    Last day of fiscal year for which this notice is filed:
        December 31, 2000



4(b)Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) [ ]

  Note: if the Form is being filed late, interest must be paid on the registration fee due.


4(c)    Check box if this is the last time the issuer
        will be filing this Form.  [   ]


5.      Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):
                                                                     $472,815
                                                                     ----------

(ii)    Aggregate  price of  securities  redeemed or
        repurchased  during the fiscal year:               $1,873,261
                                                           ----------

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
           Commission:
                                                            $   -0-
                                                           ---------

(iv)    Total available redemption credits
        [add items 5(ii) and 5(iii):                                 $1,873,261
                                                                     ----------

(v)   Net sales - if item 5(I) is greater than item 5(iv)
      [subtract  item 5(iv) form item 5(I]:                          $1,400,446
                                                                     ----------

(vi) Redemption credits available for use in future years
     - if item 5(I) is less than item 5(iv)
     [subtract item 5(iv) from item 5(I)]:
                                                        $(1,400,446)
                                                         ----------

(vii)   Multiplier for determining registration
        fee (see instruction C.9)                                    x .000250
                                                                      ---------

(viii)  Registration  fee due [multiply  item
        5(v) by item 5(vii)] Enter "0" if no fee is due):
                                                                    =$   -0-
                                                                    -----------


6.      Prepaid Shares

     If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:



7.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuer's fiscal
    year (see instruction D):
                                                                    +$        0
                                                                    -----------


8.  Total of the amount of the  registration fee
    due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$        0
                                                                    -----------



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Credit balance on deposit in the amount of $760.91

            Method of Delivery:                  [ x ]   Wire Transfer

                                                 [   ]   Mail or other means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the Capacities and on the dates indicated.

By (Signature and Title)* ______________________________
Date:        2/20/2001             /s/       Wiiliam Hahn,  President